CMA MONEY FUND
CMA MULTI-STATE MUNICIPAL SERIES TRUST
CMA ARIZONA MUNICIPAL MONEY FUND
CMA CALIFORNIA MUNICIPAL MONEY FUND
CMA CONNECTICUT MUNICIPAL MONEY FUND
CMA FLORIDA MUNICIPAL MONEY FUND
CMA MASSACHUSETTS MUNICIPAL MONEY FUND
CMA MICHIGAN MUNICIPAL MONEY FUND
CMA NEW JERSEY MUNICIPAL MONEY FUND
CMA NEW YORK MUNICIPAL MONEY FUND
CMA NORTH CAROLINA MUNICIPAL MONEY FUND
CMA OHIO MUNICIPAL MONEY FUND
CMA PENNSYLVANIA MUNICIPAL MONEY FUND
CMA TAX EXEMPT FUND
CMA TREASURY FUND
MERRILL LYNCH READY ASSETS TRUST
MERRILL LYNCH U.S. TREASURY MONEY FUND
WCMA GOVERNMENT SECURITIES FUND
WCMA MONEY FUND
WCMA TAX-EXEMPT FUND
WCMA TREASURY FUND
(each, a “Fund” and collectively, the “Funds”)

Supplement Dated October 29, 2008 to the
Prospectus and Statement of Additional Information of the Funds Listed Above

The telephone number for Financial Data Services, Inc., the Fund’s transfer agent (the “Transfer Agent”), set forth in the Fund’s Prospectus is incorrect.

If you would like to obtain information on how to buy, sell or transfer shares through the Transfer Agent, to obtain a Fund’s 7-day yield or to obtain any other information from the Transfer Agent relating to your investment account, please call 1-800-221-7210.

This Supplement should be retained with your Prospectus for future reference.

Code # MM-PR&SAI-1008-SUP